BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 97.0%
Aerospace & Defense — 1.1%
HEICO Corp. ..................... 3,447 $ 433,632
Lockheed Martin Corp. ............... 8,070 2,981,865
Mercury Systems, Inc.
(a)
.............. 5,811 410,547
Northrop Grumman Corp. ............. 5,098 1,649,917
5,475,961
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc. .......... 3,684 351,564
Expeditors International of Washington, Inc. . 33,099 3,564,431
3,915,995
Airlines — 0.1%
Delta Air Lines, Inc.
(a)
................ 8,304 400,917
Auto Components — 0.4%
BorgWarner, Inc. ................... 42,646 1,977,069
Automobiles — 1.2%
Tesla, Inc.
(a)
....................... 8,883 5,933,222
Banks — 3.8%
Bank of America Corp. ............... 16,850 651,926
Bank of Hawaii Corp. ................ 3,697 330,844
Citigroup, Inc. ..................... 7,044 512,451
Comerica, Inc. ..................... 6,940 497,876
First Horizon National Corp. ............ 10,757 181,901
JPMorgan Chase & Co. .............. 44,520 6,777,280
Pinnacle Financial Partners, Inc. ......... 15,769 1,398,080
Signature Bank .................... 5,568 1,258,925
SVB Financial Group
(a)
............... 2,949 1,455,803
Truist Financial Corp. ................ 34,915 2,036,243
Wells Fargo & Co. .................. 103,219 4,032,766
Wintrust Financial Corp. .............. 3,834 290,617
19,424,712
Beverages — 1.3%
Brown-Forman Corp., Class B .......... 8,394 578,934
Coca-Cola Co. (The) ................ 39,285 2,070,713
Molson Coors Beverage Co., Class B
(a)(b)
... 9,035 462,140
PepsiCo, Inc. ..................... 25,065 3,545,444
6,657,231
Biotechnology — 3.1%
AbbVie, Inc. ...................... 26,648 2,883,846
Alexion Pharmaceuticals, Inc.
(a)
......... 384 58,717
Amgen, Inc. ...................... 12,758 3,174,318
Biogen, Inc.
(a)
..................... 2,129 595,588
Gilead Sciences, Inc. ................ 91,693 5,926,119
Moderna , Inc.
(a)
.................... 3,882 508,348
Regeneron Pharmaceuticals, Inc.
(a)
....... 1,291 610,824
Vertex Pharmaceuticals, Inc.
(a)
.......... 9,332 2,005,353
15,763,113
Building Products — 1.5%
Allegion plc ....................... 7,938 997,172
Carrier Global Corp. ................. 7,397 312,301
Lennox International, Inc. ............. 6,746 2,101,986
Trane Technologies plc ............... 24,917 4,125,259
7,536,718
Capital Markets — 3.2%
Ameriprise Financial, Inc. ............. 253 58,810
Bank of New York Mellon Corp. (The) ..... 43,558 2,059,858
Charles Schwab Corp. (The) ........... 15,229 992,626
CME Group, Inc. ................... 5,900 1,204,957
Invesco Ltd. ...................... 66,528 1,677,836
Moody's Corp. ..................... 7,704 2,300,491
Security
Shares
Shares Value
Capital Markets (continued)
Morgan Stanley .................... 87,424 $ 6,789,348
State Street Corp. .................. 4,369 367,040
T. Rowe Price Group, Inc. ............. 4,205 721,578
16,172,544
Chemicals — 1.8%
Ecolab, Inc. ...................... 13,864 2,967,867
FMC Corp. ....................... 8,520 942,397
Linde plc ........................ 822 230,275
PPG Industries, Inc. ................. 26,649 4,004,279
Sherwin-Williams Co. (The) ............ 1,045 771,220
8,916,038
Commercial Services & Supplies — 0.9%
ADT, Inc. ........................ 8,956 75,589
Cintas Corp. ...................... 3,133 1,069,324
Copart , Inc.
(a)
..................... 18,254 1,982,567
IAA, Inc.
(a)
........................ 22,872 1,261,162
4,388,642
Communications Equipment — 0.9%
Cisco Systems, Inc. ................. 91,346 4,723,502
Construction & Engineering — 0.5%
EMCOR Group, Inc. ................. 16,294 1,827,535
MasTec , Inc.
(a)
..................... 3,900 365,430
Quanta Services, Inc. ................ 4,354 383,065
2,576,030
Construction Materials — 0.0%
Vulcan Materials Co. ................ 1,023 172,631
Consumer Finance — 1.2%
Ally Financial, Inc. .................. 45,629 2,062,887
American Express Co. ............... 27,360 3,869,799
5,932,686
Containers & Packaging — 0.4%
Amcor plc ........................ 4,292 50,130
AptarGroup, Inc. ................... 425 60,210
Crown Holdings, Inc. ................ 21,678 2,103,633
2,213,973
Distributors — 0.4%
Pool Corp. ....................... 5,414 1,869,129
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.
(a)
.... 11,260 1,930,527
Chegg , Inc.
(a)
...................... 507 43,430
Graham Holdings Co., Class B .......... 949 533,755
H&R Block, Inc. .................... 15,042 327,916
Terminix Global Holdings, Inc.
(a)
......... 17,559 837,037
3,672,665
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B
(a)
...... 3,136 801,154
Voya Financial, Inc. ................. 49,699 3,162,844
3,963,998
Diversified Telecommunication Services — 0.2%
AT&T, Inc. ........................ 11,704 354,280
Verizon Communications, Inc. .......... 10,401 604,818
959,098
Electric Utilities — 1.1%
Avangrid , Inc. ..................... 3,570 177,822
Eversource Energy ................. 20,595 1,783,321
NextEra Energy, Inc. ................ 25,247 1,908,926
Pinnacle West Capital Corp. ........... 5,680 462,068

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Electric Utilities (continued)
Xcel Energy, Inc. ................... 16,779 $ 1,115,971
5,448,108
Electrical Equipment — 0.0%
Bloom Energy Corp., Class A
(a)
.......... 1,523 41,197
Rockwell Automation, Inc.
(b)
............ 281 74,589
115,786
Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd.
(a)
........................ 58,561 1,072,252
Itron , Inc.
(a)
....................... 10,421 923,822
National Instruments Corp. ............ 27,884 1,204,170
Vontier Corp.
(a)
.................... 11,236 340,114
3,540,358
Energy Equipment & Services — 1.1%
Schlumberger NV .................. 192,567 5,235,897
TechnipFMC plc
(a)
.................. 61,603 475,575
5,711,472
Entertainment — 2.0%
Electronic Arts, Inc. ................. 3,543 479,616
Lions Gate Entertainment Corp., Class B
(a)
.. 15,215 196,273
Netflix, Inc.
(a)
...................... 3,125 1,630,188
Roku, Inc.
(a)
....................... 2,629 856,449
Spotify Technology SA
(a)
.............. 214 57,341
Walt Disney Co. (The)
(a)
.............. 28,973 5,346,098
Zynga, Inc., Class A
(a)
................ 130,418 1,331,568
9,897,533
Equity Real Estate Investment Trusts (REITs) — 2.3%
Brixmor Property Group, Inc. ........... 32,083 649,039
Equinix , Inc. ...................... 5,864 3,985,116
Kilroy Realty Corp. .................. 32,215 2,114,270
Macerich Co. (The) ................. 6,135 71,780
Prologis, Inc. ...................... 39,195 4,154,670
Regency Centers Corp. .............. 11,630 659,537
11,634,412
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 21,111 7,441,205
Walmart, Inc. ...................... 1,618 219,773
7,660,978
Food Products — 1.9%
General Mills, Inc. .................. 47,595 2,918,525
Hershey Co. (The) .................. 18,333 2,899,547
JM Smucker Co. (The)
(b)
.............. 8,629 1,091,827
Kellogg Co. ....................... 13,968 884,175
McCormick & Co., Inc. (Non-Voting) ...... 19,092 1,702,243
9,496,317
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 1,627 160,829
Health Care Equipment & Supplies — 2.4%
Align Technology, Inc.
(a)
............... 2,869 1,553,650
Danaher Corp. .................... 7,730 1,739,868
DexCom , Inc.
(a)
.................... 4,146 1,490,031
Edwards Lifesciences Corp.
(a)
.......... 24,659 2,062,479
Envista Holdings Corp.
(a)
.............. 11,778 480,542
Hill-Rom Holdings, Inc. ............... 5,257 580,793
Hologic , Inc.
(a)
..................... 12,959 963,890
IDEXX Laboratories, Inc.
(a)
............. 4,364 2,135,349
Medtronic plc ..................... 8,315 982,251
Quidel Corp.
(a)
..................... 531 67,931
Tandem Diabetes Care, Inc.
(a)
.......... 1,527 134,758
12,191,542
Security
Shares
Shares Value
Health Care Providers & Services — 2.8%
1Life Healthcare, Inc.
(a)
............... 5,305 $ 207,319
AmerisourceBergen Corp. ............. 14,251 1,682,616
Anthem, Inc. ...................... 7,150 2,566,493
Cardinal Health, Inc. ................. 25,092 1,524,339
Centene Corp.
(a)
................... 3,397 217,102
Cigna Corp. ...................... 1,589 384,125
Henry Schein, Inc.
(a)
................. 11,456 793,213
Humana, Inc. ..................... 1,717 719,852
McKesson Corp. ................... 14,570 2,841,733
UnitedHealth Group, Inc. .............. 8,026 2,986,234
13,923,026
Health Care Technology — 0.1%
Cerner Corp. ...................... 5,494 394,909
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A
(a)
................ 442 83,069
Aramark ......................... 4,487 169,519
Chipotle Mexican Grill, Inc.
(a)
........... 742 1,054,248
Choice Hotels International, Inc. ......... 2 215
McDonald's Corp. .................. 4,149 929,957
MGM Resorts International ............ 7,184 272,920
Rush Street Interactive, Inc.
(a)
.......... 8,544 139,609
Six Flags Entertainment Corp.
(a)
......... 5,224 242,759
Travel + Leisure Co. ................. 20,622 1,261,242
Vail Resorts, Inc.
(a)
.................. 509 148,455
Wendy's Co. (The) .................. 32,642 661,327
Wyndham Hotels & Resorts, Inc. ........ 11,027 769,464
Wynn Resorts Ltd.
(a)
................. 9,553 1,197,660
6,930,444
Household Durables — 0.4%
DR Horton, Inc. .................... 2,552 227,434
iRobot Corp.
(a)
..................... 4,962 606,257
KB Home ........................ 19,903 926,087
PulteGroup, Inc. ................... 2,651 139,018
1,898,796
Household Products — 0.8%
Colgate-Palmolive Co. ............... 54,577 4,302,305
Independent Power and Renewable Electricity Producers — 0.2%
Sunnova Energy International, Inc.
(a)
...... 21,541 879,304
Industrial Conglomerates — 1.1%
Honeywell International, Inc. ........... 22,386 4,859,329
Roper Technologies, Inc. .............. 1,883 759,489
5,618,818
Insurance — 2.5%
Aflac, Inc. ........................ 11,813 604,589
Allstate Corp. (The) ................. 16,784 1,928,482
Athene Holding Ltd., Class A
(a)
.......... 24,316 1,225,526
First American Financial Corp. .......... 30,254 1,713,889
Marsh & McLennan Cos., Inc. .......... 20,086 2,446,475
MetLife, Inc. ...................... 36,948 2,246,069
Progressive Corp. (The) .............. 12,587 1,203,443
Travelers Cos., Inc. (The) ............. 5,474 823,290
Willis Towers Watson plc .............. 1,680 384,518
12,576,281
Interactive Media & Services — 6.0%
(a)
Alphabet, Inc., Class A ............... 6,467 13,338,317
Alphabet, Inc., Class C ............... 3,798 7,856,657
Facebook, Inc., Class A .............. 27,161 7,999,729
Twitter, Inc. ....................... 15,423 981,365
30,176,068

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.
(a)
................. 5,133 $ 15,881,913
eBay, Inc. ........................ 14,797 906,168
Etsy, Inc.
(a)
....................... 2,553 514,863
MercadoLibre , Inc.
(a)
................. 143 210,516
Overstock.com, Inc.
(a)
................ 2,164 143,387
Wayfair, Inc., Class A
(a)(b)
.............. 519 163,355
17,820,202
IT Services — 5.1%
Accenture plc, Class A ............... 21,695 5,993,244
Automatic Data Processing, Inc. ......... 13,392 2,523,990
Fidelity National Information Services, Inc. .. 2,414 339,433
Fiserv, Inc.
(a)
...................... 10,351 1,232,183
Mastercard , Inc., Class A .............. 12,999 4,628,294
PayPal Holdings, Inc.
(a)
............... 22,426 5,445,930
Visa, Inc., Class A .................. 26,602 5,632,441
25,795,515
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A
(a)
....... 742 83,431
Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp.
(a)
........ 1,015 40,864
Agilent Technologies, Inc. ............. 22,512 2,862,176
Bruker Corp. ...................... 707 45,446
2,948,486
Machinery — 2.1%
Cummins, Inc. ..................... 2,059 533,507
Deere & Co. ...................... 11,505 4,304,481
Fortive Corp. ...................... 4,815 340,132
Oshkosh Corp. .................... 14,900 1,768,034
Snap-on, Inc. ..................... 3,665 845,662
Xylem, Inc. ....................... 28,170 2,962,921
10,754,737
Media — 1.2%
Altice USA, Inc., Class A
(a)
............. 5,640 183,469
Cable One, Inc.
(b)
................... 171 312,649
Cardlytics, Inc.
(a)
................... 328 35,982
Comcast Corp., Class A .............. 33,187 1,795,749
Discovery, Inc., Class A
(a)
............. 8,019 348,506
Discovery, Inc., Class C
(a)
............. 4,501 166,042
New York Times Co. (The), Class A ....... 2,521 127,613
Omnicom Group, Inc. ................ 13,018 965,285
Sirius XM Holdings, Inc. .............. 301,927 1,838,735
TEGNA, Inc. ...................... 11,636 219,106
5,993,136
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co. ......... 9,889 1,505,996
Multiline Retail — 1.0%
Kohl's Corp. ...................... 3,904 232,717
Nordstrom, Inc.
(a)
................... 38,418 1,454,890
Target Corp. ...................... 18,268 3,618,343
5,305,950
Multi-Utilities — 1.0%
Consolidated Edison, Inc. ............. 67,558 5,053,338
Oil, Gas & Consumable Fuels — 1.7%
Chesapeake Energy Corp.
(a)(b)
.......... 4,450 193,085
Chevron Corp. ..................... 11,485 1,203,513
Cimarex Energy Co. ................. 2,905 172,528
Devon Energy Corp. ................. 2,392 52,265
EOG Resources, Inc. ................ 5,978 433,584
EQT Corp.
(a)
...................... 5,897 109,566
Hess Corp. ....................... 11,931 844,238
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ................. 48,074 $ 800,432
Murphy Oil Corp.
(b)
.................. 14,099 231,365
Phillips 66 ........................ 49,300 4,019,922
Valero Energy Corp. ................. 9,056 648,410
8,708,908
Personal Products — 0.1%
Coty, Inc., Class A
(a)
................. 32,850 295,978
Estee Lauder Cos., Inc. (The), Class A .... 915 266,128
Herbalife Nutrition Ltd.
(a)
.............. 1,271 56,382
618,488
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. .............. 61,363 3,873,846
Catalent , Inc.
(a)
.................... 2,213 233,051
Johnson & Johnson ................. 35,054 5,761,125
Merck & Co., Inc. ................... 23,565 1,816,626
Pfizer, Inc. ....................... 73,287 2,655,188
14,339,836
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc.
(a)
........ 2,036 48,477
Equifax, Inc. ...................... 2,453 444,312
IHS Markit Ltd. .................... 9,916 959,671
ManpowerGroup , Inc. ................ 1,430 141,427
Robert Half International, Inc. ........... 15,317 1,195,798
Verisk Analytics, Inc.
(b)
............... 2,648 467,875
3,257,560
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A
(a)
........... 19,415 1,535,921
Road & Rail — 0.5%
Landstar System, Inc. ................ 4,023 664,036
Old Dominion Freight Line, Inc.
(b)
........ 987 237,285
Ryder System, Inc. .................. 13,354 1,010,230
Schneider National, Inc., Class B ........ 24,053 600,604
2,512,155
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.
(a)
......... 16,523 1,297,056
Allegro MicroSystems , Inc.
(a)
........... 4,525 114,709
Applied Materials, Inc. ............... 45,545 6,084,812
Cirrus Logic, Inc.
(a)
.................. 10,629 901,233
Enphase Energy, Inc.
(a)
............... 573 92,918
Intel Corp. ....................... 85,903 5,497,792
Lam Research Corp. ................ 135 80,357
NVIDIA Corp. ..................... 7,293 3,893,951
QUALCOMM, Inc. .................. 27,534 3,650,733
Xilinx, Inc. ........................ 367 45,471
21,659,032
Software — 9.5%
Adobe, Inc.
(a)
...................... 17,179 8,166,381
Cadence Design Systems, Inc.
(a)
........ 29,784 4,080,110
DocuSign, Inc.
(a)
................... 1,321 267,436
HubSpot , Inc.
(a)
.................... 3,571 1,621,984
Intuit, Inc. ........................ 15,362 5,884,568
Microsoft Corp. .................... 77,631 18,303,061
salesforce.com, Inc.
(a)
................ 4,052 858,497
ServiceNow , Inc.
(a)
.................. 11,756 5,879,293
VMware, Inc., Class A
(a)
.............. 15,604 2,347,622
Workday, Inc., Class A
(a)
.............. 271 67,325
Zendesk , Inc.
(a)
.................... 2,618 347,199
Zoom Video Communications, Inc., Class A
(a)
635 204,019
48,027,495

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Specialty Retail — 1.8%
Best Buy Co., Inc. .................. 9,536 $ 1,094,828
Home Depot, Inc. (The) .............. 12,792 3,904,758
Lowe's Cos., Inc. ................... 10,422 1,982,056
TJX Cos., Inc. (The) ................. 29,046 1,921,393
8,903,035
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ....................... 193,351 23,617,824
Dell Technologies, Inc., Class C
(a)
........ 15,460 1,362,799
Hewlett Packard Enterprise Co. ......... 338,474 5,327,581
HP, Inc. ......................... 7,648 242,824
NetApp, Inc. ...................... 13,264 963,895
31,514,923
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.
(a)
...................... 3,983 320,432
Levi Strauss & Co., Class A ............ 2,983 71,324
Lululemon Athletica, Inc.
(a)
............. 1,807 554,225
NIKE, Inc., Class B ................. 10,657 1,416,209
Ralph Lauren Corp.
(a)
................ 4,628 569,984
2,932,174
Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd. .................. 4,031 191,432
MGIC Investment Corp. .............. 15,253 211,254
New York Community Bancorp, Inc. ...... 154,026 1,943,808
Radian Group, Inc. .................. 3,307 76,888
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Rocket Cos., Inc., Class A ............. 10,902 $ 251,727
2,675,109
Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply, Inc.
(a)
........ 8,034 1,371,725
WW Grainger, Inc. .................. 4,437 1,778,927
3,150,652
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 9,271 338,206
Total Common Stocks — 97.0%
(Cost: $401,182,968) ............................. 490,637,445
Total Long-Term Investments — 97.0%
(Cost: $401,182,968) ............................. 490,637,445
Short-Term Securities — 3.3%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 13,762,312 13,762,312
SL Liquidity Series, LLC, Money Market Series,
0.16%
(d)
....................... 2,971,426 2,972,318
Total Short-Term Securities — 3.3%
(Cost: $16,734,630) .............................. 16,734,630
Total Investments — 100.3%
(Cost: $417,917,598 ) ............................. 507,372,075
Liabilities in Excess of Other Assets — (0.3)% ............ (1,361,980)
Net Assets — 100.0% .............................. $ 506,010,095
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 13,565,086 $ 197,226 $ — $ — $ — $ 13,762,312 13,762,312 $ 796 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 7,671,732 — (4,699,901) 487 — 2,972,318 2,971,426 22,044
(b)
—
$ 487 $ — $ 16,734,630 $ 22,840 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivativ e Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 81 06/18/21 $ 16,068 $ 132,693
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 490,637,445 $ — $ — $ 490,637,445
Short-Term Securities ....................................... 13,762,312 — — 13,762,312
Subtotal ....................................................
$ 504,399,757 $ — $ — $ 504,399,757
Investments Valued at NAV
(a)
...................................... 2,972,318
$ —
Total Investments .............................................. $ 507,372,075
$ —

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 132,693 $ — $ — $ 132,693
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.